SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Interim Financial Statements
a.         Interim Financial Statements

The accompanying consolidated balance sheet as of June 30, 2018, the consolidated statements of operations, the consolidated statements of comprehensive income and the consolidated statements of cash flows for the six months ended June 30, 2017 and 2018, as well as the statement of changes in shareholders' equity for the six months ended June 30, 2018, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In the management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2018, as well as its results of operations and cash flows for the six months ended June 30, 2017 and 2018. The results of operations for the six months ended June 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018.

Use Of Estimates
b.         Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to accounts receivable, fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company’s assets and liabilities.

Significant accounting policies
c.	Significant accounting policies

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the "SEC") on March 27, 2018.

Other than the change described below, there have been no changes to the significant accounting policies described in the Annual Report on Form 20-F for the fiscal year ended December 31, 2017 that have had a material impact on the unaudited interim consolidated financial statements and related notes.

Revenue Recognition
d.	Revenue Recognition

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised products or services to its customers in an amount that reflects the consideration the Company expects to receive. The Company applies the following five steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. For each contract, the Company considers the promise to transfer tangible products, network roll-out, professional services and customer support, each of which are distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to rebates and adjustments to determine the net consideration to which the Company expects to receive. As the Company’s standard payment terms are less than one year, the contracts have no significant financing component. The Company allocates the transaction price to each distinct performance obligation based on their relative standalone selling price. Revenue from tangible products is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied). The revenues from customer support is recognized ratably over the contract period and the costs associated with these contracts are recognized as incurred. Revenues from network roll-out and professional services are recognized when the Company's performance obligation is satisfied, usually upon customer acceptance.

Most of the Company’s distributors are entitled to a right of return related to stock rotation and rebates. Distributors have the right to return a certain amount of product in exchange for new products, and/or the right for rebates, according to the agreed specification in the contracts.

Impact Of Recently Issued Accounting Standards
e.          Impact of recently issued Accounting Standards:

In February 2016, the FASB issued ASU 2016-02, “Leases”, on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. ASC 842 supersedes the previous leases standard, ASC 840, "Leases". In July 2018, the FASB also issued ASU 2018-11, Targeted Improvements to Topic 842, which provides an alternative transition method at the transition date, allowing entities to recognize a cumulative effect adjustment to the opening balance of retained earnings upon adoption.

The guidance is effective for the interim and annual periods beginning on or after December 15, 2018, and early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its condensed consolidated financial statements and footnote disclosures.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance with the intent of reducing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company adopted ASU 2016-15 during 2018. The adoption of this new guidance had no impact on the Company’s condensed consolidated balance sheets, statements of income and cash flows.

In July 2018, the FASB issued ASU 2018-07, ”Compensation - Stock Compensation (Topic 718) - Improvements to Non-employee Share-based Payment Accounting." ASU 2018-07 was issued to simplify several aspects of the accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic 718, Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The ASU is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its condensed consolidated financial statements and footnote disclosures.

In May 2014, the FASB issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers (Topic 606). The standard replaced the revenue recognition guidance in U.S. GAAP under Topic 605 and was required to be applied retrospectively to each prior period presented, or applied using a modified retrospective method with the cumulative effect recognized in the beginning retained earnings during the period of initial application. Subsequently, the FASB issued several additional ASUs related to ASU No. 2014-09, collectively they are referred to as the “new revenue standards”, which became effective for the Company beginning January 1, 2018. The Company adopted the standard using the modified retrospective method. See Note 8 for details about the impact from adopting the new revenue standard and other required disclosures.